Related Party Transaction and Balance (Tables)	6 Months Ended
Sep. 30, 2023
Related Party Transaction and Balance [Abstract]
Schedule of Nature of Relationships with Related Parties	a. Nature of relationships with related parties
Name	Relationship with the Company
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang before March 2023. WSYQR was not a related party of the Company since April 2023.

Schedule of Balance with Related Parties	c. Balance with related parties
	Nature	September 30, 2023	March 31, 2023

Mr. Huaixi Yang	Receivable due from customers – related parties	$1,326,537	$1,523,259
WSYQR Limited	Payable to customers - related parties	$-	$12,577
Sunx Global Limited	Payable to customers - related parties	$101,313	$30,550